Average Annual Total Returns - Federated Hermes Core Bond Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg US Aggregate Bond Index 1 Year		Bloomberg US Aggregate Bond Index 5 Years		Bloomberg US Aggregate Bond Index 10 Years		Morningstar Intermediate Core Bond Funds Average 1 Year		Morningstar Intermediate Core Bond Funds Average 5 Years		Morningstar Intermediate Core Bond Funds Average 10 Years
Total	2.80%	2.53%	2.40%	8.05%	3.80%	3.19%	6.88%	2.63%	1.97%	4.73%	2.39%	1.91%	8.05%	3.80%	3.19%	7.51%	[1]	4.44%	[1]	3.84%	[1]	7.52%	[2]	4.26%	[2]	3.69%	[2]

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Aggregate Bond Index” to “Bloomberg US Aggregate Bond Index.”
[2]	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.